UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23568

Gabelli ETFs Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Automation ETF

GAST -

NYSE Arca

Semi-Annual Shareholder Report - June 30, 2024

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Semi-Annual shareholder report contains important information about the Gabelli Automation ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024. The Gabelli Automation Exchange-Traded Fund (ETF) primarily seeks to provide growth of capital. The Fund will primarily invest in U.S. exchange listed common stock and preferred stock. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund focuses on companies which appear underpriced relative to their Private Market Value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of automation firms throughout the world, including the United States. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Automation ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Automation ETF
S&P 500 Index
MSCI USA Consumer Discretionary Index
$14k
$12k
$10k
$8k
$6k
$4k
$2k
$0
1/22
6/22
6/23
6/24

	Gabelli Automation ETF	S&P 500 Index	MSCI USA Consumer Discretionary Index
1/22	10,000	10,000	10,000
6/22	7,827	8,938	7,329
6/23	9,382	10,689	9,125
6/24	10,365	13,314	10,418

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Automation ETF underperformed its broad-based benchmark, the S&P 500 and comparative, the MSCI USA Consumer Discretionary Index. The Fund invests in companies seeking growth opportunities in the evolution of automation utilizing technology, industrial solutions and professional services. The Fund has an all-cap approach with a skew towards small to mid-cap companies providing modest exposure to recent AI catalysts. We believe companies pursuing automation should benefit from using AI overall.

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (01/05/22)
Gabelli Automation ETF	4.28%	10.48%	1.46%
S&P 500 Index	15.29%	24.56%	7.92%
MSCI USA Consumer Discretionary Index	5.86%	14.16%	19.65%

Fund Statistics

  Total Net Assets$4,844,515
  # of Portfolio Holdings46
  Portfolio Turnover Rate0%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Emerson Electric Co.	4.7%
Rockwell Automation Inc.	4.1%
AMETEK Inc.	3.9%
AZZ Inc.	3.9%
Check Point Software Technologies Ltd.	3.5%
Alphabet Inc.	3.1%
ITT Inc.	3.0%
Intercontinental Exchange Inc.	3.0%
Allient Inc.	3.0%
Republic Services Inc.	2.8%

Industry Allocation (% of net assets)

Prepackaged Software	11.6%
Equipment and Supplies	6.2%
Electronic & Other Electrical Equipment	5.9%
Metals & Mining	5.8%
Aerospace and Defense	5.7%
Electronics	5.2%
Diversified Industrial	4.8%
Energy and Utilities	4.8%
Other Industry Sectors	43.5%
Other Assets and Liabilities (Net)	6.5%

Portfolio Weighting (% of net assets)

Value	Value
Common Stock	93.5%
Other Assets and Liabilities (Net)	6.5%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Automation ETF

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GAST-24-SATSR

Gabelli Commercial Aerospace and Defense ETF

GCAD -

NYSE Arca

Semi-Annual Shareholder Report - June 30, 2024

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Semi-Annual shareholder report contains important information about the Gabelli Commercial Aerospace and Defense ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024. The Gabelli Commercial Aerospace and Defense Exchange-Traded Fund's (ETF) investment objective is to seek a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities in the aerospace and defense sectors. Aerospace companies include manufacturers, assemblers, and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment, and weapons. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Commercial Aerospace and Defense ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Commercial Aerospace and Defense ETF
S&P 500 Index
$16k
$14k
$12k
$10k
$8k
$6k
$4k
$2k
$0
1/23
6/23
6/24

	Gabelli Commercial Aerospace and Defense ETF	S&P 500 Index
1/23	10,000	10,000
6/23	10,335	11,959
6/24	12,692	14,896

How did the Fund perform?

During the six months ended June 30, 2024 the Gabelli Commercial Aerospace and Defense ETF underperformed its broad-based benchmark, the S&P 500. During the period, the Fund benefitted from exposure to aerospace & defense companies with higher aftermarket services. Commercial air travel continues to grow as revenue passenger kilometers (RPKs) expand in the post-pandemic travel recovery.

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (01/03/23)
Gabelli Commercial Aerospace and Defense ETF	11.19%	22.81%	17.38%
S&P 500 Index	15.29%	24.56%	28.98%

Fund Statistics

  Total Net Assets$5,500,981
  # of Portfolio Holdings33
  Portfolio Turnover Rate7%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Boeing Co.	7.9%
Spirit AeroSystems Holdings Inc.	6.8%
Hexcel Corp.	5.9%
Moog Inc.	5.6%
Ducommun Inc.	5.3%
Honeywell International Inc.	4.7%
Lockheed Martin Corp.	4.2%
Curtiss-Wright Corp.	3.9%
Woodward Inc.	3.9%
HEICO Corp.	3.7%

Industry Allocation (% of net assets)

Aerospace and Defense	68.6%
Aviation: Parts and Services	29.6%
Other Assets and Liabilities (Net)	1.8%

Portfolio Weighting (% of net assets)

Value	Value
Common Stock	98.2%
Other Assets and Liabilities (Net)	1.8%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Commercial Aerospace and Defense ETF

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GCAD-24-SATSR

Gabelli Financial Services Opportunities ETF

GABF -

NYSE Arca

Semi-Annual Shareholder Report - June 30, 2024

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Semi-Annual shareholder report contains important information about the Gabelli Financial Services Opportunities ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024. The Gabelli Financial Services Opportunities Exchange-Traded Fund (ETF) seeks to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of the value of its net assets, in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund may invest in companies without regard to market capitalization. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Financial Services Opportunities ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Financial Services Opportunities ETF
S&P 500 Index
S&P 500 Financials Index
$20k
$15k
$10k
$5k
$0
5/22
6/22
6/23
6/24

	Gabelli Financial Services Opportunities ETF	S&P 500 Index	S&P 500 Financials Index
5/22	10,000	10,000	10,000
6/22	9,463	8,938	8,732
6/23	11,487	10,689	9,562
6/24	16,292	13,314	11,876

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Financial Services Opportunities  ETF outperformed its broad-based benchmark, the S&P 500 and its related benchmark, the S&P 500 Financials. The advisor uses a fundamental analysis to select portfolio companies. The Fund seeks to invest in durable, competitive businesses in the financial services sector. These are companies that are also trading at a discount to intrinsic value and with an identifiable catalyst to narrow that discount. During the period, the Fund benefitted from exposure to large-cap banks, payments companies and specialty alternative investment managers.

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (05/10/22)
Gabelli Financial Services Opportunities ETF	16.87%	41.82%	25.62%
S&P 500 Index	15.29%	24.56%	17.55%
S&P 500 Financials Index	10.17%	24.21%	12.17%

Fund Statistics

  Total Net Assets$14,747,715
  # of Portfolio Holdings40
  Portfolio Turnover Rate7%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

FTAI Aviation Ltd.	10.5%
Berkshire Hathaway Inc.	10.2%
Bank of America Corp.	4.3%
Wells Fargo & Co.	4.2%
Blue Owl Capital Inc.	4.2%
SuRo Capital Corp., BDC	3.9%
American Express Co.	3.6%
Interactive Brokers Group Inc.	3.6%
KKR & Co. Inc.	3.6%
Apollo Global Management Inc.	3.5%

Industry Allocation (% of net assets)

Financial Services	65.4%
Leasing	10.5%
Banking	9.3%
Computer Software and Services	4.7%
Other	4.3%
Other Assets and Liabilities (Net)	5.8%

Portfolio Weighting (% of net assets)

Value	Value
Common Stock	89.9%
Closed-End Funds	4.3%
Other Assets and Liabilities (Net)	5.8%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Financial Services Opportunities ETF

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GABF-24-SATSR

Gabelli Growth Innovators ETF

GGRW -

NYSE Arca

Semi-Annual Shareholder Report - June 30, 2024

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Semi-Annual shareholder report contains important information about the Gabelli Growth Innovators ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024. The Fund’s primary investment objective is to seek to provide capital appreciation. The Fund will primarily invest in common stocks of companies that are relevant to the Fund’s investment theme of innovation. The Adviser defines “innovation” as the introduction of new technologies, products or services that redefine how businesses operate. The Fund seeks to invest in companies whose prospects for earnings growth remain undervalued. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Growth Innovators ETF	$52	0.90%

Total Return Based on a $10,000 Investment

Gabelli Growth Innovators ETF
S&P 500 Index
$20k
$15k
$10k
$5k
$0
2/21
6/21
6/22
6/23
6/24

	Gabelli Growth Innovators ETF	S&P 500 Index
2/21	10,000	10,000
6/21	10,063	14,079
6/22	6,291	12,584
6/23	7,667	15,049
6/24	11,152	18,745

How did the Fund perform?

During the six months ended June 30, 2024 the Gabelli Growth Innovators ETF significantly outperformed its broad-based benchmark, the S&P 500. Economic data started to soften during the period, suggesting tighter monetary policy may be having its intended effect. Separately, the artificial intelligence cycle has accelerated so far this year and beneficiaries are emerging in the semiconductor and datacenter infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (02/12/21)
Gabelli Growth Innovators ETF	32.02%	45.45%	3.28%
S&P 500 Index	15.29%	24.56%	11.95%

Fund Statistics

  Total Net Assets$5,854,801
  # of Portfolio Holdings33
  Portfolio Turnover Rate27%
  Management Fees$20,004

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	10.6%
Alphabet Inc.	7.2%
Amazon.com Inc.	6.7%
Eli Lilly & Co.	4.7%
Microsoft Corp.	4.4%
Meta Platforms Inc.	4.3%
ASML Holding NV	4.2%
Netflix Inc.	4.2%
Applied Materials Inc.	4.1%
Mastercard Inc.	3.7%

Industry Allocation (% of net assets)

Information Technology - Semiconductors	20.7%
Communication Services	18.5%
Consumer Discretionary	13.8%
Health Care	13.5%
Information Technology - Software and Services	12.0%
Financials	9.8%
Industrials	4.8%
Aerospace and Defense	3.1%
Other Industry Sectors	2.0%
Other Assets and Liabilities (Net)	1.8%

Portfolio Weighting (% of net assets)

Value	Value
Common Stock	98.2%
Other Assets and Liabilities (Net)	1.8%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Growth Innovators ETF

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GGRW-24-SATSR

Gabelli Love Our Planet & People ETF

LOPP -

NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2024

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Semi-Annual shareholder report contains important information about the Gabelli Love Our Planet & People ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024. The Fund’s investment objective is capital appreciation. The Fund seeks to provide a high level of total return by investing no less than 80%, of its assets in U.S. exchange-listed common and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The investment team looks for companies that have initiated programs to reduce the carbon footprint and/or waste profile of their products, services or operations or that produce goods or services that promote attributes such as energy and water conservation, recycling, the reduction of greenhouse gases and harmful chemicals and sustainable agriculture and clean-label food. The Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies, or in companies that derive more than 10% of their revenues from the following areas: tobacco, cannabis, alcohol, gambling, and defense/weapons production.

You can find additional information about the Fund at www.gabelli.com. You can also request this information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Love Our Planet & People ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Love Our Planet & People ETF
S&P 500 Index
MSCI USA SRI Index
$20k
$15k
$10k
$5k
$0
1/21
6/21
6/22
6/23
6/24

	Gabelli Love Our Planet & People ETF	S&P 500 Index	MSCI USA SRI Index
1/21	10,000	10,000	10,000
6/21	11,218	14,079	14,209
6/22	9,330	12,584	12,272
6/23	10,899	15,049	14,513
6/24	11,052	18,745	18,057

How did the Fund perform?

During the six months ended June 30, 2024, the Gabelli Love Our Planet & People ETF underperformed its benchmark, the S&P 500. The S&P 500’s performance has primarily been driven by a concentrated group of technology-enabled growth stocks. The Fund is focused on companies committed to sustainable practices such as renewable energy and conservation which can be especially impacted by changing political sentiment and technological shifts. Top contributors were companies essential to global infrastructure investment while detractors included those adversely impacted by changes in preferences for EVs and volatility in commodity prices.

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (01/29/21)
Gabelli Love Our Planet & People ETF	3.78%	1.41%	2.97%
S&P 500 Index	15.29%	24.56%	13.17%
MSCI USA SRI Index	14.72%	24.42%	11.38%

Fund Statistics

  Total Net Assets$11,251,406
  # of Portfolio Holdings54
  Portfolio Turnover Rate11%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Hubbell Inc.	5.0%
Xylem Inc.	4.8%
Waste Connections Inc.	4.7%
Republic Services Inc.	4.0%
S&P Global Inc.	4.0%
Blue Bird Corp.	3.5%
Weyerhaeuser Co.	3.4%
Mirion Technologies Inc.	3.2%
Cummins Inc.	3.1%
Flex Ltd.	2.8%

Industry Allocation (% of net assets)

Equipment and Supplies	13.9%
Environmental Services	11.0%
Energy and Utilities	10.0%
Building and Construction	8.6%
Machinery	8.5%
Automotive Parts and Accessories	7.1%
Electronics	6.8%
Financial Services	5.7%
Other Industry Sectors	28.4%
Other Assets and Liabilities (Net)	0.0%

Portfolio Weighting (% of net assets)

Value	Value
Common Stock	94.3%
Treasury Bill	5.7%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Love Our Planet & People ETF

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

LOPP-24-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli Automation ETF

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Justin Bergner, CFA	Hendi Susanto
Portfolio Manager	Portfolio Manager
BA, Yale University	BS, University of Minnesota
MBA, University of Pennsylvania	MBA, Wharton School of
Business

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return of Gabelli Automation ETF (the Fund) was 4.3% compared with a total return of 15.3% for the Standard & Poor’s (S&P) S&P 500 Index. The total return based on the Fund’s Market Price was 4.4%. The Fund’s NAV per share was $25.50, while the price of the publicly traded shares closed at $25.51 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

GABELLI AUTOMATION ETF

Prepackaged Software	11.6%
Equipment and Supplies	6.2%
Electronic & Other Electrical Equipment	5.9%
Metals & Mining	5.8%
Aerospace and Defense	5.7%
Electronics	5.2%
Energy and Utilities	4.8%
Diversified Industrial	4.8%
Consumer Services	4.6%
Financial Services	4.3%
Measuring & Controlling Devices, NEC	4.1%
Consumer Products	4.1%
Electric Lighting & Wiring Equipment	3.9%
General Industrial Machinery & Equipment	3.3%
Computer Programming, Data Processing, Etc.	3.1%
Pumps & Pumping Equipment	3.0%
Environmental Services	2.8%
Wholesale-Durable Goods	2.5%
Computer Integrated Systems Design	2.1%
Industrial Instruments For Measurement, Display, and Control	2.0%
Building and Construction	1.6%
Computer Software and Services	1.4%
Fabricated Structural Metal Products	0.7%
Other Assets and Liabilities (Net)	6.5%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Automation ETF

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 93.5%
	Aerospace and Defense – 5.7%
5,699	Allient Inc.	$227,739	$144,014
2,034	Mercury Systems Inc.†	85,655	54,898
172	Northrop Grumman Corp.	80,960	74,983
		394,354	273,895

	Building and Construction – 1.6%
1,183	Johnson Controls International plc	95,281	78,634

	Computer Integrated Systems Design – 2.1%
3,828	Kyndryl Holdings Inc.†	71,209	100,715

	Computer Programming, Data Processing, Etc. – 3.1%
832	Alphabet Inc., Cl. A	118,513	151,549

	Computer Software and Services – 1.4%
11,435	3D Systems Corp.†	52,830	35,105
2,716	NCR Voyix Corp.†	32,979	33,543
		85,809	68,648

	Consumer Products – 4.1%
1,294	Spectrum Brands Holdings Inc.	97,842	111,193
2,067	The AZEK Co. Inc.†	93,878	87,083
		191,720	198,276

	Consumer Services – 4.6%
472	Amazon.com Inc.†	78,598	91,214
6,592	Resideo Technologies Inc.†	172,407	128,939
		251,005	220,153

	Diversified Industrial – 4.8%
2,000	GXO Logistics Inc.†	110,203	101,000
6,106	L.B. Foster Co., Cl. A†	60,427	131,401
		170,630	232,401

	Electric Lighting & Wiring Equipment – 3.9%
2,435	AZZ Inc.	122,875	188,104

	Electronic & Other Electrical Equipment – 5.9%
400	Axcelis Technologies Inc.†	45,068	56,876
2,080	Emerson Electric Co.	200,176	229,133
		245,244	286,009

	Electronics – 5.2%
1,019	Itron Inc.†	71,145	100,840
4,177	Kimball Electronics Inc.†	96,178	91,811
Shares		Cost	Market Value
300	Texas Instruments Inc.	$44,616	$58,359
		211,939	251,010

	Energy and Utilities – 4.8%
1,181	Halliburton Co.	45,306	39,894
873	Occidental Petroleum Corp.	55,113	55,025
3,826	Oceaneering International Inc.†	86,851	90,523
7,744	RPC Inc.	68,321	48,400
		255,591	233,842

	Environmental Services – 2.8%
697	Republic Services Inc.	95,087	135,455

	Equipment and Supplies – 6.2%
1,134	AMETEK Inc.	166,536	189,049
1,140	Tennant Co.	95,260	112,222
		261,796	301,271

	Fabricated Structural Metal Products – 0.7%
1,113	Proto Labs Inc.†	60,317	34,380

	Financial Services – 4.3%
1,064	Intercontinental Exchange Inc.	142,167	145,651
456	Nasdaq Inc.	29,803	27,479
1,356	NCR Atleos Corp.†	20,458	36,639
		192,428	209,769

	General Industrial Machinery & Equipment – 3.3%
1,787	Flowserve Corp.	67,440	85,954
2,896	Matthews International Corp., Cl. A	107,135	72,545
		174,575	158,499

	Industrial Instruments For Measurement, Display, and Control – 2.0%
1,275	Fortive Corp.	94,606	94,477

	Measuring & Controlling Devices, NEC – 4.1%
724	Rockwell Automation Inc.	208,581	199,303

	Metals & Mining – 5.8%
883	Agnico Eagle Mines Ltd.	45,409	57,748
4,609	Barrick Gold Corp.	87,211	76,878
1,237	Cameco Corp.	45,258	60,861
2,013	Newmont Corp.	91,471	84,284
		269,349	279,771

See accompanying notes to financial statements.

3

Gabelli Automation ETF

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Prepackaged Software – 11.6%
360	Aspen Technology Inc.†	$64,971	$71,507
1,041	Check Point Software Technologies Ltd.†	119,927	171,765
6,372	N-able Inc.†	70,152	97,046
812	Oracle Corp.	71,038	114,654
588	PTC Inc.†	71,930	106,822
		398,018	561,794

	Pumps & Pumping Equipment – 3.0%
1,139	ITT Inc.	118,830	147,136

	Wholesale-Durable Goods – 2.5%
136	WW Grainger Inc.	70,883	122,705

	TOTAL INVESTMENTS — 93.5%	$4,158,640	4,527,796

	Other Assets and Liabilities (Net) — 6.5%		316,719
	NET ASSETS — 100.0%		$4,844,515

†	Non-income producing security.

See accompanying notes to financial statements.

4

Gabelli Automation ETF

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments at value (cost $4,158,640)	$4,527,796
Cash	315,351
Dividends receivable	1,368
Total Assets	4,844,515
Liabilities:
Total Liabilities	—
Net Assets	$4,844,515
Net Assets Consist of:
Paid-in capital	$4,805,607
Total accumulated earnings	38,908
Net Assets	$4,844,515

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	190,000
Net Asset Value per share:	$25.50

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $517)	$19,338
Total Investment Income	19,338
Expenses:
Investment advisory fees	21,407
Total Expenses	21,407
Less:
Expenses waived by Adviser (See Note 3)	(21,407)
Net Expenses	—
Net Investment Income	19,338
Net Unrealized Gain/(Loss) on Investments
Net change in unrealized appreciation on investments	179,455
Net Unrealized Gain on Investments	179,455
Net Increase in Net Assets Resulting from Operations	$198,793

See accompanying notes to financial statements.

5

Gabelli Automation ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$19,338	$38,922
Net realized loss on investments	—	(233,506)
Net change in unrealized appreciation on investments	179,455	953,525
Net Increase in Net Assets Resulting from Operations	198,793	758,941

Distributions to Shareholders:
Accumulated earnings	—	(39,039)
Total Distributions to Shareholders	—	(39,039)

Shares of Beneficial Interest Transactions:
Cost of shares redeemed (See Note 5)	—	(453,399)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	—	(453,399)
Net Increase in Net Assets	198,793	266,503

Net Assets:
Beginning of year	4,645,722	4,379,219
End of period	$4,844,515	$4,645,722

Changes in Shares Outstanding:
Shares outstanding, beginning of year	190,000	210,000
Shares redeemed	—	(20,000)
Shares outstanding, end of period	190,000	190,000

See accompanying notes to financial statements.

6

Gabelli Automation ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$24.45		$20.85	$25.00
Net Investment Income(b)	0.00	(c)	0.19	0.16
Net Unrealized Gain/(Loss) on Investments	1.05		3.62	(4.15)
Total from Investment Operations	1.05		3.81	(3.99)

Distributions to Shareholders:
Net Investment Income	—		(0.21)	(0.16)
Net Asset Value, End of Period	$25.50		$24.45	$20.85
NAV total return†	4.28%		18.23%	(15.90)%
Market price, End of Period	$25.51		$24.44	$20.86
Investment total return††	4.38%		18.14%	(15.90)%
Net Assets, End of Period (in 000’s)	$4,845		$4,646	$4,379
Ratio to average net assets of:
Net Investment Income	0.81	%(d)	0.84%	0.78	%(d)
Operating Expenses Before Waiver	0.90	%(d)	0.90%	0.90	%(d)
Operating Expenses Net of Waiver	0.00	%(d)	0.00%	0.00	%(d)
Portfolio Turnover Rate	0%		13%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Amount represents less than $0.005.

(d)	Annualized.

See accompanying notes to financial statements.

7

Gabelli Automation ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Automation ETF (the Fund) commenced investment operations on January 5, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide growth of capital.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

8

Gabelli Automation ETF
Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/24
ASSETS (Market Value):
Common Stocks (a)	$4,527,796	$4,527,796
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$4,527,796	$4,527,796

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2024 or December 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

9

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$39,039
Total distributions paid	$39,039

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2023, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$95,386
Long term capital loss carryforward with no expiration	254,200
Total Capital Loss Carryforward	$349,586

At June 30, 2024, there was no tax adjustment to the cost of investments.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

10

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2025 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2024, the Adviser waived expenses in the amount of $21,407.

For the year ended December 31, 2023	$41,798
For the six months ended June 30, 2024	21,407
$63,205

4. Portfolio Securities. Purchases of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $208,100.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2023, the Fund realized net gain of $14,650 on $453,399 of redemptions-in-kind, including cash of $59,609. During the six months ended June 30, 2024, there was no such activity.

11

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

7. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $28 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

8. Significant Shareholder. As of June 30, 2024, the Fund’s Adviser and its affiliates beneficially owned 96.5% of the voting securities of the Fund.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

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GABELLI ETFS TRUST
GABELLI AUTOMATION ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Automation ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAST Q2/2024

GABELLI
FUNDS

GABELLI AUTOMATION ETF

Semiannual Report
June 30, 2024

Gabelli Commercial Aerospace and Defense ETF

Semiannual Report — June 30, 2024

Tony Bancroft

Portfolio Manager

BS, United States Naval Academy

MBA, Columbia Business School

To Our Shareholders,

For the period ended June 30, 2024, the net asset value (NAV) total return of Gabelli Commercial Aerospace and Defense ETF (the Fund) was 11.2% compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 11.0% The Fund’s NAV per share was $31.43, while the price of the publicly traded shares closed at $31.43 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s annual report as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

Aerospace and Defense	68.6%
Aviation: Parts and Services	29.6%
Other Assets and Liabilities (Net)	1.8%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

 2

Gabelli Commercial Aerospace and Defense ETF

Schedule of Investments — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS – 98.2%
	Aerospace and Defense – 68.6%
2,527	Cadre Holdings Inc.	$55,015	$84,806
1,370	Crane Co.	97,520	198,623
200	Elbit Systems Ltd.	34,668	35,326
350	General Dynamics Corp.	83,296	101,549
1,000	General Electric Co.	115,913	158,970
900	HEICO Corp.	146,205	201,249
5,230	Hexcel Corp.	337,320	326,614
2,380	Howmet Aerospace Inc.	94,527	184,759
2,800	Kratos Defense & Security Solutions Inc.†	33,033	56,028
780	L3Harris Technologies Inc.	163,104	175,172
1,080	Leidos Holdings Inc.	107,855	157,550
2,500	Leonardo DRS Inc.†	32,059	63,775
500	Lockheed Martin Corp.	227,469	233,550
6,000	Mercury Systems Inc.†	170,391	161,940
2,369	Mynaric Agnamens Aktien O N, ADR†	9,404	9,547
400	Northrop Grumman Corp.	187,844	174,380
3,800	Park Aerospace Corp.	48,985	51,984
10,473	Redwire Corp.†	23,861	75,092
2,000	RTX Corp.	172,316	200,780
11,400	Spirit AeroSystems Holdings Inc., Cl. A†	367,881	374,718
			Market
Shares		Cost	Value
17,320	Terran Orbital Corp.†	$28,697	$14,202
2,130	Textron Inc.	157,566	182,882
2,400	The Boeing Co.†	475,493	436,824
7,300	Triumph Group Inc.†	84,367	112,493
		3,254,789	3,772,813

	Aviation: Parts and Services – 29.6%
640	AAR Corp.†	31,534	46,528
1,600	Albany International Corp., Cl. A	142,462	135,120
2,200	Astronics Corp.†	27,240	44,066
3,000	Barnes Group Inc.	115,706	124,230
790	Curtiss-Wright Corp.	128,520	214,074
4,980	Ducommun Inc.†	260,917	289,139
1,200	Honeywell International Inc.	242,894	256,248
1,850	Moog Inc., Cl. A	171,797	309,505
1,220	Woodward Inc.	124,124	212,744
		1,245,194	1,631,654

	TOTAL INVESTMENTS — 98.2%	$4,499,983	5,404,467

	Other Assets and Liabilities (Net) — 1.8%		96,514
	NET ASSETS — 100.0%		$5,500,981

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

 3

Gabelli Commercial Aerospace and Defense ETF

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments at value (cost $4,499,983)	$5,404,467
Cash	95,842
Dividends receivable	672
Total Assets	5,500,981
Liabilities:
Total Liabilities	—
Net Assets	$5,500,981
Net Assets Consist of:
Paid-in capital	$4,468,951
Total accumulated earnings	1,032,030
Net Assets	$5,500,981
Shares of Beneficial Interest issued and
outstanding, no par value; unlimited
number of shares authorized:	175,000
Net Asset Value per share:	$31.43

Statement of Operations

For the Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $34)	$19,825
Total Investment Income	19,825
Expenses:
Investment advisory fees	22,593
Total Expenses	22,593
Less:
Expenses waived by Adviser (See Note 3)	(22,593)
Net Expenses	—
Net Investment Income	19,825
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	148,867
Net change in unrealized appreciation on investments	372,904
Net Realized and Unrealized Gain on Investments	521,771
Net Increase in Net Assets Resulting from Operations	$541,596

See accompanying notes to financial statements.

 4

Gabelli Commercial Aerospace and Defense ETF

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2024	For the Period Ended
	(Unaudited)	December 31, 2023(a)
Operations:
Net investment income	$19,825	$41,407
Net realized gain/(loss) on investments	148,867	(41,170)
Net change in unrealized appreciation on investments	372,904	531,580
Net Increase in Net Assets Resulting from Operations	541,596	531,817

Distributions to Shareholders:
Accumulated earnings	—	(41,383)
Total Distributions to Shareholders	—	(41,383)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	577,575	3,891,376
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	577,575	3,891,376
Net Increase in Net Assets	1,119,171	4,381,810

Net Assets:
Beginning of period	4,381,810	—
End of period	$5,500,981	$4,381,810

Changes in Shares Outstanding:
Shares outstanding, beginning of period	155,000	—
Shares sold	20,000	155,000
Shares outstanding, end of period	175,000	155,000

(a)	The Fund commenced investment operations on January 3, 2023.

See accompanying notes to financial statements.

 5

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2024 (Unaudited)		Period Ended December 31, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Period	$28.27		$25.00
Net Investment Income(b)	0.12		0.28
Net Realized and Unrealized Gain on Investments	3.04		3.26
Total from Investment Operations	3.16		3.54

Distributions to Shareholders:
Net Investment Income	—		(0.27)
Net Asset Value, End of Period	$31.43		$28.27
NAV total return†	11.19%		14.14%
Market price, End of Period	$31.43		$28.31
Investment total return††	11.02%		14.31%
Net Assets, End of Period (in 000’s)	$5,501		$4,382
Ratio to average net assets of:
Net Investment Income	0.79	%(c)	1.11	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(c)
Portfolio Turnover Rate	7%		28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on January 3, 2023.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

See accompanying notes to financial statements.

 6

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Commercial Aerospace and Defense ETF (the Fund) commenced investment operations on January 3, 2023. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek a high level of total return on its assets with an emphasis on income.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A   financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those

 7

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/24
ASSETS (Market Value):
Common Stocks (a)	$5,404,467	$5,404,467
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$5,404,467	$5,404,467

(a)       Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 2 or Level 3 investments at June 30, 2024 or December 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

 8

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period ended December 31, 2023 was ordinary income of $41,383.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2023, the Fund had net short term capital loss carryforwards of $41,170 for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2024:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$4,499,983	$997,611	$(93,127)	$904,484

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3.  Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution

 9

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2025 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2024, the Adviser waived expenses in the amount of $22,593.

For the year ended December 31, 2023	$33,477
For the six months ended June 30, 2024	22,593
$56,070

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $2,064,054 and $337,798, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $121 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2024, the Fund’s Adviser and its affiliates beneficially owned 72.8% of the voting securities of the Fund.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

 10

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

 11

Gabelli Financial Services Opportunities ETF

Semiannual Report — June 30, 2024

Macrae Sykes

Portfolio Manager

BA, Hamilton College

MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return of Gabelli Financial Services Opportunities ETF (the Fund) was 16.9% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Financials Index. The total return based on the Fund’s Market Price was 16.8%. The Fund’s NAV per share was $38.31, while the price of the publicly traded shares closed at $38.30 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Financial Services	65.4%
Leasing	10.5%
Banking	9.3%
Computer Software and Services	4.7%
Closed-End Funds	4.3%
Other Assets and Liabilities (Net)	5.8%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Financial Services Opportunities ETF

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 89.9%
	Banking – 9.3%
16,000	Bank of America Corp.	$530,996	$636,320
300	Capital One Financial Corp.	32,855	41,535
300	First Citizens BancShares Inc., Cl. A	228,700	505,083
1,000	State Street Corp.	62,491	74,000
2,000	The Bank of New York
	Mellon Corp.	86,441	119,780
		941,483	1,376,718

	Computer Software and Services – 4.7%
1,100	FactSet Research Systems Inc.	442,221	449,097
1,600	Fiserv Inc.†	187,172	238,464
		629,393	687,561

	Financial Services – 65.4%
2,000	Affiliated Managers Group Inc.	285,320	312,460
2,300	American Express Co.	361,513	532,565
4,400	Apollo Global Management Inc.	328,788	519,508
3,700	Berkshire Hathaway Inc., Cl. B†	1,314,303	1,505,160
3,700	Blackstone Inc.	353,114	458,060
35,000	Blue Owl Capital Inc.	398,056	621,250
300	Chubb Ltd.	80,575	76,524
2,000	Federated Hermes Inc.	66,710	65,760
4,300	Interactive Brokers Group Inc., Cl. A	282,676	527,180
2,100	JPMorgan Chase & Co.	283,924	424,746
5,000	KKR & Co. Inc.	352,769	526,200
1,250	M&T Bank Corp.	173,683	189,200
100	Markel Group Inc.†	135,536	157,566
600	Moody’s Corp.	171,358	252,558
4,200	Morgan Stanley	350,333	408,198
3,500	Nasdaq Inc.	175,794	210,910
250	PayPal Holdings Inc.†	19,636	14,507
27,500	Paysafe Ltd.†	319,441	486,200
600	S&P Global Inc.	202,809	267,600
9,400	Silvercrest Asset Management Group Inc., Cl. A	170,172	146,546
400	Stifel Financial Corp.	23,605	33,660
20,000	StoneCo Ltd., Cl. A†	226,673	239,800
6,500	The Charles Schwab Corp.	369,776	478,985
500	The PNC Financial Services Group Inc.	69,788	77,740
3,000	Tiptree Inc.	48,110	49,470
50	Visa Inc., Cl. A	9,338	13,124
Shares		Cost	Market Value
5,200	W. R. Berkley Corp.	$327,225	$408,616
10,500	Wells Fargo & Co.	474,766	623,595
1,000	WisdomTree Inc.	8,563	9,910
		7,384,354	9,637,598

	Leasing – 10.5%
15,000	FTAI Aviation Ltd.	274,004	1,548,450
100	Safehold Inc., REIT	1,975	1,929
		275,979	1,550,379
	TOTAL COMMON STOCKS	9,231,209	13,252,256
	CLOSED-END FUNDS – 4.3%
3,700	Blue Owl Capital Corp., BDC	49,825	56,832
145,000	SuRo Capital Corp., BDC†	591,455	581,450
	TOTAL CLOSED-END FUNDS	641,280	638,282

	TOTAL INVESTMENTS — 94.2%	$9,872,489	13,890,538

	Other Assets and Liabilities (Net) — 5.8%		857,177
	NET ASSETS — 100.0%		$14,747,715

†	Non-income producing security.

BDC	Business Development Company
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

3

Gabelli Financial Services Opportunities ETF

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments at value (cost $9,872,489)	$13,890,538
Cash	855,517
Dividends receivable	1,660
Total Assets	14,747,715
Liabilities:
Total Liabilities	—
Net Assets	$14,747,715
Net Assets Consist of:
Paid-in capital	$10,944,639
Total accumulated earnings	3,803,076
Net Assets	$14,747,715
Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	385,000
Net Asset Value per share:	$38.31

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends	$91,552
Total Investment Income	91,552
Expenses:
Investment advisory fees	56,639
Total Expenses	56,639
Less:
Expenses waived by Adviser (See Note 3)	(56,639)
Net Expenses	—
Net Investment Income	91,552
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	43,261
Net change in unrealized appreciation on investments	1,798,479
Net Realized and Unrealized Gain on Investments	1,841,740
Net Increase in Net Assets Resulting from Operations	$1,933,292

See accompanying notes to financial statements.

4

Gabelli Financial Services Opportunities ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$91,552	$122,607
Net realized gain on investments	43,261	3,066
Net change in unrealized appreciation on investments	1,798,479	2,249,837
Net Increase in Net Assets Resulting from Operations	1,933,292	2,375,510

Distributions to Shareholders:
Accumulated earnings	—	(446,020)
Total Distributions to Shareholders	—	(446,020)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	3,801,277	1,881,965
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	3,801,277	1,881,965
Net Increase in Net Assets	5,734,569	3,811,455

Net Assets:
Beginning of year	9,013,146	5,201,691
End of period	$14,747,715	$9,013,146

Changes in Shares Outstanding:
Shares outstanding, beginning of year	275,000	210,000
Shares sold	110,000	65,000
Shares outstanding, end of period	385,000	275,000

See accompanying notes to financial statements.

5

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$32.78		$24.77	$25.00
Net Investment Income(b)	0.26		0.51	0.33
Net Realized and Unrealized Gain/(Loss) on Investments	5.27		9.12	(0.23)
Total from Investment Operations	5.53		9.63	0.10
Distributions to Shareholders:
Net Investment Income	—		(1.62)	(0.33)
Net Asset Value, End of Period	$38.31		$32.78	$24.77
NAV total return†	16.87%		38.83%	0.41%
Market price, End of Period	$38.30		$32.79	$24.77
Investment total return††	16.80%		38.89%	0.41%
Net Assets, End of Period (in 000’s)	$14,748		$9,013	$5,202
Ratio to average net assets of:
Net Investment Income	1.45	%(c)	1.77%	2.01	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00%	0.00	%(c)
Portfolio Turnover Rate	7%		31%	72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

See accompanying notes to financial statements.

6

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Financial Services Opportunities ETF (the Fund) commenced investment operations on May 10, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those

7

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/24
ASSETS (Market Value):
Common Stocks (a)	$13,252,256	$13,252,256
Closed-End Funds	638,282	638,282
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$13,890,538	$13,890,538

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2024 or December 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

8

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$446,020
Total distributions paid	$446,020

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2023, the Fund had net short term capital loss carryforwards of $29,177 for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2024:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$9,888,580	$4,045,765	$(43,807)	$4,001,958

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

9

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

3.  Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2025, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2024, the Adviser waived expenses in the amount of $56,639.

For the year ended December 31, 2023	$62,414
For the six months ended June 30, 2024	56,639
$119,053

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $3,477,484 and $880,945, respectively.

5.  Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the period ended June 30, 2024, the Fund paid $173 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of

10

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7.  Significant Shareholder. As of June 30, 2024, approximately 56.4% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. The Board has approved a change in the Fund’s structure from a “non-transparent” or “semi-transparent” exchange-traded fund (ETF), which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that will disclose its portfolio holdings daily and operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended, effective on or about August 30, 2024 (the Effective Date”). In connection with this change, the Fund will no longer provide a verified intraday indicative value (“VIIV”), which was intended to provide investors and other market participants with a highly correlated per share value of the Fund’s underlying portfolio, while keeping the contents of the Fund’s portfolio confidential. In addition, Authorized Participants (APs) transacting in the Fund’s shares will no longer engage in creation and redemption activity for the Fund through an AP Representative that has knowledge of the composition of the Fund’s portfolio holdings but is restricted from disclosing such composition to the APs. Accordingly, references to the VIIV and the AP Representative in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information will be removed.

In addition, in connection with the change in the Fund’s structure, the Fund will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the Order). The Order permitted the Fund to operate without publicly disclosing its portfolio holdings daily, but limited the types of investments the Fund was permitted to hold to those listed in the Fund’s application for the Order, including limiting the Fund’s investments to only those that are U.S. exchange-traded instruments as well as cash and cash equivalents. Because the Fund will no longer operate in reliance on the Order, the Board approved corresponding changes to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information to remove references to the terms, requirements and limitations of the Order, as applicable.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

GABELLI ETFS TRUST
GABELLI FINANCIAL SERVICES
OPPORTUNITIES ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J.Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Financial Services Opportunities ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABF Q2/2024

GABELLI
FUNDS

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Semiannual Report
June 30, 2024

Gabelli Growth Innovators ETF

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Howard F. Ward, CFA	John Belton, CFA
Portfolio Manager	Portfolio Manager
BA, Northwestern University	BA, Boston College
MBA, Columbia School of Business

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return of Gabelli Growth Innovators ETF (the Fund) was 32.0% compared with a total return of 18.6% for the Nasdaq Composite Index. The total return based on the Fund’s Market Price was 32.5%. The Fund’s NAV per share was $27.88, while the price of the publicly traded shares closed at $27.97 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

GABELLI GROWTH INNOVATORS ETF

Information Technology - Semiconductors	20.7%
Communication Services	18.5%
Consumer Discretionary	13.8%
Health Care	13.5%
Information Technology - Software and Services	12.0%
Financials	9.8%
Industrials	4.8%
Aerospace and Defense	3.1%
Energy and Utilities	2.0%
Other Assets and Liabilities (Net)	1.8%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

 2

Gabelli Growth Innovators ETF

Schedule of Investments — June 30, 2024 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS – 98.2%
	Aerospace and Defense – 3.1%
1,148	General Electric Co.	$171,300	$182,498

	Communication Services – 18.5%
2,283	Alphabet Inc., Cl. C	341,202	418,748
505	Meta Platforms Inc., Cl. A	147,005	254,631
362	Netflix Inc.†	185,549	244,307
526	Spotify Technology SA†	123,725	165,053
		797,481	1,082,739
	Consumer Discretionary – 13.8%
2,041	Amazon.com Inc.†	339,077	394,423
14	Booking Holdings Inc.	44,658	55,461
1,500	Chipotle Mexican Grill Inc.†	59,819	93,975
53	Costco Wholesale Corp.	30,528	45,050
2,621	On Holding AG, Cl. A†	88,486	101,695
1,596	Uber Technologies Inc.†	106,745	115,997
		669,313	806,601

	Energy and Utilities – 2.0%
678	GE Vernova Inc.†	104,624	116,284

	Financials – 9.8%
318	Arthur J. Gallagher & Co.	80,433	82,461
1,329	KKR & Co. Inc.	132,044	139,864
489	Mastercard Inc., Cl. A	208,087	215,727
323	Moody’s Corp.	128,396	135,960
		548,960	574,012
	Health Care – 13.5%
776	Boston Scientific Corp.†	59,727	59,760
303	Eli Lilly & Co.	190,121	274,330
362	Intuitive Surgical Inc.†	134,849	161,036
763	Novo Nordisk A/S, ADR	100,917	108,910
543	Stryker Corp.	176,592	184,756
		662,206	788,792
	Industrials – 4.8%
675	Eaton Corp. plc	172,255	211,646
206	Trane Technologies plc	53,727	67,760
		225,982	279,406
	Information Technology - Semiconductors – 20.7%
1,013	Applied Materials Inc.	203,094	239,058
239	ASML Holding NV	195,737	244,432
100	Lam Research Corp.	88,897	106,485
5,040	NVIDIA Corp.	322,253	622,642
		809,981	1,212,617
			Market
Shares		Cost	Value
	Information Technology - Software and Services – 12.0%
155	Cadence Design Systems Inc.†	$39,437	$47,701
307	CrowdStrike Holdings Inc., Cl. A†	67,691	117,639
81	Fair Isaac Corp.†	104,972	120,581
131	Intuit Inc.	80,376	86,095
573	Microsoft Corp.	210,624	256,102
98	ServiceNow Inc.†	47,534	77,094
		550,634	705,212

	TOTAL INVESTMENTS — 98.2%	$4,540,481	5,748,161

	Other Assets and Liabilities (Net) — 1.8%		106,640
	NET ASSETS — 100.0%		$5,854,801

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

 3

Gabelli Growth Innovators ETF

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments at value (cost $4,540,481)	$5,748,161
Cash	109,872
Dividends receivable	618
Total Assets	5,858,651
Liabilities:
Payable for investment advisory fees	3,850
Total Liabilities	3,850
Net Assets	$5,854,801
Net Assets Consist of:
Paid-in capital	$5,098,405
Total accumulated earnings	756,396
Net Assets	$5,854,801
Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	210,000
Net Asset Value per share:	$27.88

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $94)	$7,745
Total Investment Income	7,745
Expenses:
Investment advisory fees	20,004
Total Expenses	20,004
Net Investment Loss	(12,259)
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	68,371
Net realized gain on redemptions in-kind	781,858
Net change in unrealized appreciation on investments	422,638
Net Realized and Unrealized Gain on Investments	1,272,867
Net Increase in Net Assets Resulting from Operations	$1,260,608

See accompanying notes to financial statements.

 4

Gabelli Growth Innovators ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment loss	$(12,259)	$(14,077)
Net realized gain/(loss) on investments	68,371	(335,046)
Net realized gain on redemptions in-kind	781,858	—
Net change in unrealized appreciation on investments	422,638	1,253,831
Net Increase in Net Assets Resulting from Operations	1,260,608	904,708

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	3,844,677	183,240
Cost of shares redeemed (See Note 5)	(2,418,237)	—
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,426,440	183,240
Net Increase in Net Assets	2,687,048	1,087,948

Net Assets:
Beginning of year	3,167,753	2,079,805
End of period	$5,854,801	$3,167,753

Changes in Shares Outstanding:
Shares outstanding, beginning of year	150,000	140,000
Shares sold	165,000	10,000
Shares redeemed	(105,000)	—
Shares outstanding, end of period	210,000	150,000

See accompanying notes to financial statements.

 5

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$21.12		$14.86	$26.46	$25.00
Net Investment Loss(b)	(0.07)		(0.10)	(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	6.83		6.36	(11.49)	1.61
Total from Investment Operations	6.76		6.26	(11.60)	1.46

Net Asset Value, End of Period	$27.88		$21.12	$14.86	$26.46
NAV total return†	32.02%		42.16%	(43.86)%	5.84%
Market price, End of Period	$27.97		$21.11	$14.84	$26.47
Investment total return††	32.50%		42.25%	(43.94)%	5.88%
Net Assets, End of Period (in 000’s)	$5,855		$3,168	$2,080	$4,102
Ratio to average net assets of:
Net Investment Loss	(0.55	)%(c)	(0.54)%	(0.59)%	(0.68	)%(c)
Operating Expenses	0.90	%(c)	0.90%	0.90%	0.90	%(c)
Portfolio Turnover Rate	27%		87%	77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on February 16, 2021.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

See accompanying notes to financial statements.

 6

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Growth Innovators ETF (the Fund) commenced investment operations on February 16, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek to provide capital appreciation.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those

 7

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/24
ASSETS (Market Value):
Common Stocks (a)	$5,748,161	$5,748,161
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$5,748,161	$5,748,161

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2024 or December 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

 8

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund did not make distributions for the year ended December 31, 2023.

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2023, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$834,705
Long term capital loss carryforward with no expiration	450,870
Total Capital Loss Carryforward	$1,285,575

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2024:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$4,542,507	$1,205,654	$—	$1,205,654

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3.  Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory

 9

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $3,218,494 and $1,086,417, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the Fund realized net gains of $781,858 on $1,426,440 of redemptions-in-kind.

7. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $382 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

8. Significant Shareholder. As of June 30, 2024 approximately 49.4% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

 10

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

 11

GABELLI ETFS TRUST
GABELLI GROWTH INNOVATORS ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Growth Innovators ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGRW Q2/2024

GABELLI
FUNDS

GABELLI GROWTH INNOVATORS ETF

Semiannual Report
June 30, 2024

Gabelli Love Our Planet & People ETF

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Christopher J. Marangi	Timothy M. Winter, CFA	Melody Prenner Bryant
Co-Chief Investment Officer	Portfolio Manager	Portfolio Manager
BA, Williams College	BA, Rollins College	BA, Binghamton University
MBA, Columbia Business School	MBA, University of
Notre Dame

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return of Gabelli Love Our Planet & People ETF (the Fund) was 3.8% compared with a total return of 15.3% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 3.9% The Fund’s NAV per share was $26.17, while the price of the publicly traded shares closed at $26.18 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s annual report as of June 30, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2024:

GABELLI LOVE OUR PLANET & PEOPLE ETF

Equipment and Supplies	13.9%
Environmental Services	11.0%
Energy and Utilities	10.0%
Building and Construction	8.6%
Machinery	8.5%
Automotive Parts and Accessories	7.1%
Electronics	6.8%
Financial Services	5.7%
U.S. Government Obligations	5.7%
Metals and Mining	3.7%
Real Estate Investment Trust	3.4%
Specialty Chemicals	3.3%
General Industrial Machinery and Equipment	2.8%
Diversified Industrial	2.5%
Business Services	1.9%
Health Care	1.4%
Technology Services	1.4%
Banking	1.4%
Consumer Products	0.9%
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Love Our Planet & People ETF

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 94.3%
	Automotive Parts and Accessories – 7.1%
7,246	Blue Bird Corp.†	$143,962	$390,197
1,265	Cummins Inc.	296,303	350,317
4,428	Dana Inc.	80,233	53,667
		520,498	794,181

	Banking – 1.4%
15,178	Banco Bilbao Vizcaya Argentaria SA, ADR	82,419	152,235

	Building and Construction – 8.6%
1,592	Arcosa Inc.	111,863	132,789
1,246	Carrier Global Corp.	53,306	78,598
10,500	Centuri Holdings Inc.†	220,903	204,540
4,468	Gibraltar Industries Inc.†	221,345	306,281
3,742	Johnson Controls International plc	191,941	248,731
		799,358	970,939

	Business Services – 1.9%
11,220	Resideo Technologies Inc.†	236,535	219,463

	Consumer Products – 0.9%
1,769	Unilever plc, ADR	93,996	97,277

	Diversified Industrial – 2.5%
3,653	AZZ Inc.	157,593	282,194

	Electronics – 6.8%
10,750	Flex Ltd.†	137,868	317,018
33,688	Mirion Technologies Inc.†	293,143	361,809
1,871	NEXTracker Inc., Cl. A†	48,550	87,712
		479,561	766,539

	Energy and Utilities – 10.0%
3,300	Alliant Energy Corp.	164,351	167,970
2,056	American Water Works Co. Inc.	282,037	265,553
6,074	Avangrid Inc.	221,895	215,809
4,206	Brookfield Renewable Corp., Cl. A	149,690	119,367
1,700	IDACORP Inc.	158,145	158,355
1,769	Net Power Inc.†	18,344	17,389
6,500	NextEra Energy Partners LP	152,813	179,660
		1,147,275	1,124,103

	Environmental Services – 11.0%
20,566	Ardagh Metal Packaging SA	73,688	69,924
4,952	Darling Ingredients Inc.†	309,638	181,986
Shares		Cost	Market Value
2,324	Republic Services Inc.	$245,650	$451,646
3,040	Waste Connections Inc.	326,049	533,095
		955,025	1,236,651

	Equipment and Supplies – 13.9%
3,554	Crown Holdings Inc.	303,526	264,382
1,542	Hubbell Inc.	261,140	563,570
573	Littelfuse Inc.	153,271	146,453
386	Preformed Line Products Co.	37,305	48,073
2,872	The Timken Co.	217,262	230,133
1,122	Valmont Industries Inc.	256,601	307,933
		1,229,105	1,560,544

	Financial Services – 5.7%
4,624	Franklin Resources Inc.	134,183	103,346
5,476	ING Groep NV, ADR	50,027	93,859
1,008	S&P Global Inc.	373,366	449,568
		557,576	646,773

	General Industrial Machinery and Equipment – 2.8%
2,802	Flowserve Corp.	115,441	134,776
5,380	Matthews International Corp., Cl. A	187,869	134,769
2,802	Mueller Water Products Inc., Cl. A	43,530	50,212
		346,840	319,757

	Health Care – 1.4%
539	BioMarin Pharmaceutical Inc.†	42,576	44,376
1,962	Royalty Pharma plc, Cl. A	69,482	51,738
139	Vertex Pharmaceuticals Inc.†	31,271	65,152
		143,329	161,266

	Machinery – 8.5%
17,704	CNH Industrial NV	214,331	179,342
618	Deere & Co.	204,818	230,903
3,994	Xylem Inc.	312,169	541,706
		731,318	951,951

	Metals and Mining – 3.7%
3,742	Cameco Corp.	120,195	184,106
4,858	Freeport-McMoRan Inc.	201,015	236,099
		321,210	420,205
	Real Estate Investment Trust – 3.4%
13,295	Weyerhaeuser Co.	475,450	377,445

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals – 3.3%
1,196	Air Products and Chemicals Inc.	$298,605	$308,628
5,140	Arcadium Lithium plc†	30,284	17,270
405	Rogers Corp.†	48,265	48,847
		377,154	374,745

	Technology Services – 1.4%
840	Alphabet Inc., Cl. C	78,331	154,073

	TOTAL COMMON STOCKS	8,732,573	10,610,341

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 5.7%
$650,000	U.S. Treasury Bills, 5.32% to 6.08%††, 07/11/24 to 09/12/24	645,186	645,200

	TOTAL INVESTMENTS — 100.0%	$9,377,759	11,255,541

	Other Assets and Liabilities (Net) — (0.0)%		(4,135)
	NET ASSETS — 100.0%		$11,251,406

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments at value (cost $9,377,759)	$11,255,541
Dividends receivable	8,085
Foreign tax reclaims receivable	3,089
Total Assets	11,266,715
Liabilities:
Payable to bank	15,309
Total Liabilities	15,309
Net Assets	$11,251,406

Net Assets Consist of:
Paid-in capital	$11,440,579
Total accumulated loss	(189,173)
Net Assets	$11,251,406

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	430,000
Net Asset Value per share:	$26.17

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,964)	$110,254
Interest	14,568
Total Investment Income	124,822
Expenses:
Investment advisory fees	52,749
Total Expenses	52,749
Less:
Expenses waived by Adviser (See Note 3)	(52,749)
Net Expenses	—
Net Investment Income	124,822
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(723,874)
Net realized gain on redemptions in-kind	233,261
Net change in unrealized appreciation on Investments	794,044
Net Realized and Unrealized Gain on Investments	303,431
Net Increase in Net Assets Resulting from Operations	$428,253

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$124,822	$248,390
Net realized loss on investments	(723,874)	(1,009,465)
Net realized gain on redemptions in-kind	233,261	146,643
Net change in unrealized appreciation on investments	794,044	1,100,138
Net Increase in Net Assets Resulting from Operations	428,253	485,706

Distributions to Shareholders:
Accumulated earnings	—	(227,980)
Return of capital	—	(30,080)
Total Distributions to Shareholders	—	(258,060)

Shares of Beneficial Interest Transactions:
Cost of shares redeemed (See Note 5)	(774,985)	(1,165,597)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(774,985)	(1,165,597)
Net Decrease in Net Assets	(346,732)	(937,951)

Net Assets:
Beginning of year	11,598,138	12,536,089
End of period	$11,251,406	$11,598,138

Changes in Shares Outstanding:
Shares outstanding, beginning of year	460,000	510,000
Shares redeemed	(30,000)	(50,000)
Shares outstanding, end of period	430,000	460,000

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.21		$24.58	$29.53	$25.00
Net Investment Income(b)	0.27		0.51	0.53	0.39
Net Realized and Unrealized Gain/(Loss) on Investments	0.69		0.68	(4.99)	4.51
Total from Investment Operations	0.96		1.19	(4.46)	4.90

Distributions to Shareholders:
Net Investment Income	—		(0.50)	(0.46)	(0.37)
Return of Capital	—		(0.06)	(0.03)	—
Total Distributions	—		(0.56)	(0.49)	(0.37)
Net Asset Value, End of Period	$26.17		$25.21	$24.58	$29.53
NAV total return†	3.78%		4.85%	(15.08)%	19.62%
Market price, End of Period	$26.18		$25.19	$24.58	$29.51
Investment total return††	3.93%		4.75%	(15.02)%	19.52%
Net Assets, End of Period (in 000’s)	$11,251		$11,598	$12,536	$11,370
Ratio to average net assets of:
Net Investment Income	2.13	%(c)	2.06%	2.08%	1.51	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate	11%		24%	19%	13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on February 1, 2021.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Love Our Planet & People ETF (the Fund) commenced investment operations on February 1, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A   financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 06/30/24
ASSETS (Market Value):
Common Stocks (a)	$10,610,341	—	$10,610,341
U.S. Government Obligations	—	$645,200	$645,200
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$10,610,341	$645,200	$11,255,541

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2024 and December 31, 2023. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$227,980
Return of capital	30,080
Total distributions paid	$258,060

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2023, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$322,693
Long term capital loss carryforward with no expiration	1,344,558
Total Capital Loss Carryforward	$1,667,251

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$9,431,972	$2,362,496	$(538,927)	$1,823,569

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3.  Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $100 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2025, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2024, the Adviser waived expenses in the amount of $52,749.

For the year ended December 31, 2023	$108,622
For the six months ended June 30, 2024	52,749
$161,371

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $1,188,307 and $1,316,909, respectively.

5.  Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6.  Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the Fund realized net gain of $233,261 on $799,732 of redemptions-in-kind.

7. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2024, the Fund paid $55 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Fund pays retainer and per meeting fees to Independent Trustees and certain interested, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

8.  Significant Shareholder. As of June 30, 2024, the Fund’s Adviser and its affiliates beneficially owned 85.5% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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GABELLI ETFS TRUST
GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J.Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Love Our Planet & People ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

LOPP Q2/2024

GABELLI
FUNDS

GABELLI LOVE OUR PLANET & PEOPLE ETF

Semiannual Report
June 30, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Automation ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$24.45		$20.85	$25.00
Net Investment Income(b)	0.00	(c)	0.19	0.16
Net Unrealized Gain/(Loss) on Investments	1.05		3.62	(4.15)
Total from Investment Operations	1.05		3.81	(3.99)

Distributions to Shareholders:
Net Investment Income	—		(0.21)	(0.16)
Net Asset Value, End of Period	$25.50		$24.45	$20.85
NAV total return†	4.28%		18.23%	(15.90)%
Market price, End of Period	$25.51		$24.44	$20.86
Investment total return††	4.38%		18.14%	(15.90)%
Net Assets, End of Period (in 000’s)	$4,845		$4,646	$4,379
Ratio to average net assets of:
Net Investment Income	0.81	%(d)	0.84%	0.78	%(d)
Operating Expenses Before Waiver	0.90	%(d)	0.90%	0.90	%(d)
Operating Expenses Net of Waiver	0.00	%(d)	0.00%	0.00	%(d)
Portfolio Turnover Rate	0%		13%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Amount represents less than $0.005.

(d)	Annualized.

See accompanying notes to financial statements.

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2024 (Unaudited)		Period Ended December 31, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Period	$28.27		$25.00
Net Investment Income(b)	0.12		0.28
Net Realized and Unrealized Gain on Investments	3.04		3.26
Total from Investment Operations	3.16		3.54

Distributions to Shareholders:
Net Investment Income	—		(0.27)
Net Asset Value, End of Period	$31.43		$28.27
NAV total return†	11.19%		14.14%
Market price, End of Period	$31.43		$28.31
Investment total return††	11.02%		14.31%
Net Assets, End of Period (in 000’s)	$5,501		$4,382
Ratio to average net assets of:
Net Investment Income	0.79	%(c)	1.11	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00	%(c)
Portfolio Turnover Rate	7%		28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on January 3, 2023.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

See accompanying notes to financial statements.

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$32.78		$24.77	$25.00
Net Investment Income(b)	0.26		0.51	0.33
Net Realized and Unrealized Gain/(Loss) on Investments	5.27		9.12	(0.23)
Total from Investment Operations	5.53		9.63	0.10
Distributions to Shareholders:
Net Investment Income	—		(1.62)	(0.33)
Net Asset Value, End of Period	$38.31		$32.78	$24.77
NAV total return†	16.87%		38.83%	0.41%
Market price, End of Period	$38.30		$32.79	$24.77
Investment total return††	16.80%		38.89%	0.41%
Net Assets, End of Period (in 000’s)	$14,748		$9,013	$5,202
Ratio to average net assets of:
Net Investment Income	1.45	%(c)	1.77%	2.01	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00%	0.00	%(c)
Portfolio Turnover Rate	7%		31%	72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

See accompanying notes to financial statements.

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$21.12		$14.86	$26.46	$25.00
Net Investment Loss(b)	(0.07)		(0.10)	(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	6.83		6.36	(11.49)	1.61
Total from Investment Operations	6.76		6.26	(11.60)	1.46

Net Asset Value, End of Period	$27.88		$21.12	$14.86	$26.46
NAV total return†	32.02%		42.16%	(43.86)%	5.84%
Market price, End of Period	$27.97		$21.11	$14.84	$26.47
Investment total return††	32.50%		42.25%	(43.94)%	5.88%
Net Assets, End of Period (in 000’s)	$5,855		$3,168	$2,080	$4,102
Ratio to average net assets of:
Net Investment Loss	(0.55	)%(c)	(0.54)%	(0.59)%	(0.68	)%(c)
Operating Expenses	0.90	%(c)	0.90%	0.90%	0.90	%(c)
Portfolio Turnover Rate	27%		87%	77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on February 16, 2021.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.21		$24.58	$29.53	$25.00
Net Investment Income(b)	0.27		0.51	0.53	0.39
Net Realized and Unrealized Gain/(Loss) on Investments	0.69		0.68	(4.99)	4.51
Total from Investment Operations	0.96		1.19	(4.46)	4.90

Distributions to Shareholders:
Net Investment Income	—		(0.50)	(0.46)	(0.37)
Return of Capital	—		(0.06)	(0.03)	—
Total Distributions	—		(0.56)	(0.49)	(0.37)
Net Asset Value, End of Period	$26.17		$25.21	$24.58	$29.53
NAV total return†	3.78%		4.85%	(15.08)%	19.62%
Market price, End of Period	$26.18		$25.19	$24.58	$29.51
Investment total return††	3.93%		4.75%	(15.02)%	19.52%
Net Assets, End of Period (in 000’s)	$11,251		$11,598	$12,536	$11,370
Ratio to average net assets of:
Net Investment Income	2.13	%(c)	2.06%	2.08%	1.51	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate	11%		24%	19%	13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on February 1, 2021.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

John Birch	$1,750
Anthony S. Colavita	$2,000
Michael J. Ferrantino	$1,500
Leslie F. Foley	$1,500
Michael J. Melarkey	$1,500
Agnes Mullady	$1,500
Salvatore J. Zizza	$1,750

(2)  Each director and each member of an advisory board for special compensation; $0

(3)  All officers; $0 and

(4)  Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)	For each restatement:

(i)	The date on which the registrant was required to prepare an accounting restatement; N/A

(ii)	The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated; $0

(ii)	If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates; N/A

(iv)	The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; $0 and

(v)	If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR; $0

(2)	If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; $0 and

(3)	For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual. N/A

(b)	If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion. N/A

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli ETFs Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.